Share capital and share based payments - Options Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Range of exercise prices
Weighted average number of options exercisable	877,001	1,099,687
Stock Options and Omnibus options [Member]
Range of exercise prices
Number of options	1,117,335	1,900,519
Weighted average number of options exercisable	877,001	1,099,687
Stock Options and Omnibus options [Member] | 0.64
Range of exercise prices
Number of options		166,667
Weighted average contractual life (years)		2 years 5 months 1 day
Stock Options and Omnibus options [Member] | 0.96
Range of exercise prices
Number of options	3,333	37,333
Weighted average contractual life (years)	1 year 8 months 1 day	2 years 8 months 1 day
Weighted average number of options exercisable	3,333	667
Stock Options and Omnibus options [Member] | 1.06
Range of exercise prices
Number of options	74,634	198,835
Weighted average contractual life (years)	1 year 9 months	2 years 9 months
Weighted average number of options exercisable	74,634	110,334
Stock Options and Omnibus options [Member] | 1.13
Range of exercise prices
Number of options	68,333	95,000
Weighted average contractual life (years)	3 years 5 months 1 day	4 years 5 months 1 day
Weighted average number of options exercisable	55,000
Stock Options and Omnibus options [Member] | 1.14
Range of exercise prices
Number of options	10,000	10,000
Weighted average contractual life (years)	1 year 11 months 1 day	2 years 11 months 1 day
Weighted average number of options exercisable	10,000	6,667
Stock Options and Omnibus options [Member] | 1.15
Range of exercise prices
Number of options	20,000	20,000
Weighted average contractual life (years)	2 years 11 months 1 day	3 years 11 months 1 day
Weighted average number of options exercisable	13,333	6,667
Stock Options and Omnibus options [Member] | 1.27
Range of exercise prices
Number of options	8,334	10,000
Weighted average contractual life (years)	2 years 8 months 1 day	3 years 8 months 1 day
Weighted average number of options exercisable	5,000	3,334
Stock Options and Omnibus options [Member] | 1.55
Range of exercise prices
Number of options	58,033	83,017
Weighted average contractual life (years)	2 years 5 months 1 day	3 years 5 months 1 day
Weighted average number of options exercisable	18,700	4,351
Stock Options and Omnibus options [Member] | 1.59
Range of exercise prices
Number of options	185,000	235,000
Weighted average contractual life (years)	3 years 2 months 1 day	4 years 2 months 1 day
Weighted average number of options exercisable	51,668
Stock Options and Omnibus options [Member] | 1.71
Range of exercise prices
Number of options	506,334	794,667
Weighted average contractual life (years)	2 years 3 months	3 years 3 months
Weighted average number of options exercisable	485,333	752,667
Stock Options and Omnibus options [Member] | 1.94
Range of exercise prices
Number of options	40,000	70,000
Weighted average contractual life (years)	11 months 1 day	8 months 1 day
Weighted average number of options exercisable	40,000	70,000
Stock Options and Omnibus options [Member] | 2.09
Range of exercise prices
Number of options	23,334	35,000
Weighted average contractual life (years)	3 years 8 months 1 day	4 years 8 months 1 day
Stock Options and Omnibus options [Member] | 4.12
Range of exercise prices
Number of options	7,500	17,500
Weighted average contractual life (years)	5 months 1 day	1 year 5 months 1 day
Weighted average number of options exercisable	7,500	17,500
Stock Options and Omnibus options [Member] | 4.47
Range of exercise prices
Number of options	22,500	27,500
Weighted average contractual life (years)	8 months 1 day	1 year 8 months 1 day
Weighted average number of options exercisable	22,500	27,500
Stock Options and Omnibus options [Member] | 4.6
Range of exercise prices
Number of options	90,000	100,000
Weighted average contractual life (years)	3 months	1 year 3 months
Weighted average number of options exercisable	90,000	100,000
Omnibus Incentive Plan
Range of exercise prices
Number of options	23,334	35,000